Post-employment Benefits - Weighted average durations (Details) - Y	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Seniority Premiums
Post-employment benefit plans
Weighted average duration of defined benefit obligation	7.9	14.5
Pensions
Post-employment benefit plans
Weighted average duration of defined benefit obligation	9.7	12.3